Income Taxes (Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1	$ 16,788	$ 13,719	$ 20,656	$ 10,000
Additions based on tax positions related to the current year	90	0	0
Additions for tax positions of prior years	4,643	3,910	15,205
Reductions for tax positions of prior years	(11,019)	(165)	(20,660)
Lapse of statutes of limitations	(163)	(627)	(1,183)
Settlements	(576)	0	0
Foreign currency impact	6	(49)	(299)
Balance at December 31	$ 9,769	$ 16,788	$ 13,719	$ 10,000